Equity - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Jun. 27, 2018
EQUITY
Appropriated legal reserve included in retained earnings	¥ 17,874
Percentage of cash dividends set aside as legal reserve	10.00%
Percentage of legal reserve set aside as an appropriation of retained earnings and additional paid-in capital over stated capital	25.00%
Amount of statutory retained earnings available for the payment of dividends	¥ 943,550
Dividends payable date	Jun. 27, 2018
Dividends approval date	Jun. 26, 2018
Equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries	¥ (5,478)
Subsequent Event
EQUITY
Dividends payable, per share		¥ 60
Dividends payable		¥ 22,062